REPORTING SEGMENTS (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Loans and accounts receivable from customers		$ 26,772,544	$ 26,147,154
Net interest income		1,326,691	1,281,366	$ 1,255,206
Net fee and commission income		455,558	431,184	402,900
Provision for loan losses		302,255	342,083	399,277
Other operating income		62,016	6,427	6,439
Income from investments in associates and other companies		3,963	3,012	2,588
Income tax expense		145,031	109,031	76,395
Net income for the year		575,249	478,432	451,729
Retail Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	19,233,169	18,604,936	17,034,707
Net interest income		970,332	931,105	873,026
Net fee and commission income		206,449	196,845	190,380
Financial transactions, net	[2]	20,595	21,141	16,245
Provision for loan losses		(293,956)	(323,888)	(332,657)
Support expenses	[3]	(534,970)	(529,909)	(533,086)
Segment`s net contribution		368,450	295,294	213,908
Middle Market [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	6,775,734	6,396,376	6,006,282
Net interest income		264,663	244,960	229,812
Net fee and commission income		36,280	30,851	28,537
Financial transactions, net	[2]	13,751	19,577	17,897
Provision for loan losses		(19,235)	(26,748)	(26,147)
Support expenses	[3]	(91,882)	(83,412)	(77,261)
Segment`s net contribution		203,577	185,228	172,838
Commercial Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	26,008,903	25,001,312	23,040,989
Net interest income		1,234,995	1,176,065	1,102,838
Net fee and commission income		242,729	227,696	218,917
Financial transactions, net	[2]	34,346	40,718	34,142
Provision for loan losses		(313,191)	(350,636)	(358,804)
Support expenses	[3]	(626,852)	(613,321)	(610,347)
Segment`s net contribution		572,027	480,522	386,746
Global Corporate Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	1,633,796	2,121,513	2,178,643
Net interest income		100,808	95,105	85,553
Net fee and commission income		27,626	25,077	15,231
Financial transactions, net	[2]	50,714	55,927	50,327
Provision for loan losses		6,440	7,579	(28,426)
Support expenses	[3]	(62,685)	(53,935)	(49,533)
Segment`s net contribution		122,903	129,753	73,152
Other [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	83,215	83,606	81,125
Net interest income		(9,112)	10,196	66,815
Net fee and commission income		8,708	1,651	3,479
Financial transactions, net	[2]	44,692	43,713	61,030
Provision for loan losses		4,496	974	(12,047)
Support expenses	[3]	(15,356)	(19,649)	(1,328)
Segment`s net contribution		33,428	36,885	117,949
Total [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable from customers	[1]	27,725,914	27,206,431	25,300,757
Net interest income		1,326,691	1,281,366	1,255,206
Net fee and commission income		279,063	254,424	237,627
Financial transactions, net	[2]	129,752	140,358	145,499
Provision for loan losses		(302,255)	(342,083)	(399,277)
Support expenses	[3]	(704,893)	(686,905)	(661,208)
Segment`s net contribution		728,358	647,160	577,847
Other operating income		62,016	6,427	6,439
Other operating expenses and impairment		(74,057)	(69,136)	(58,750)
Income from investments in associates and other companies		3,963	3,012	2,588
Income tax expense		(145,031)	(109,031)	(76,395)
Net income for the year		$ 575,249	$ 478,432	$ 451,729

[1]	Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.
[2]	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
[3]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.